Income Taxes - Components of Income Tax Expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Income Taxes [Abstract]
Current income tax: Relating to current income tax charge	$ 15,992	$ 15,043
Deferred income tax: Relating to origination and reversal of temporary differences	2,055	8,273
Income tax expense	18,047	23,316
Income tax expense recognized in other comprehensive income	1,262	523
Total income tax expense	$ 19,309	$ 23,839